Geographic Area Information (Schedule Of Sales And Long-Lived Assets By Geographical Area) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Sales	$ 8,681	$ 8,339	$ 8,366
Long-lived Assets	2,781	2,558	2,773
United States [Member]
Sales	4,383	4,315	4,501
Long-lived Assets	1,460	1,447	1,482
Netherlands [Member]
Sales	977	1,001	987
Long-lived Assets	302	274	345
Spain [Member]
Sales	555	607	649
Long-lived Assets	188	180	244
France [Member]
Sales	562	509	526
Long-lived Assets	346	294	316
Other Geographic Area [Member]
Sales	2,204	1,907	1,703
Long-lived Assets	$ 485	$ 363	$ 386